Other Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
NOTE 6 – OTHER ASSETS
The following summarizes other assets (in thousands):

	September 30, 2021	December 31, 2020
Prepaid insurance	$20,569	$35,230
Prepaid IT service and maintenance	25,770	19,827
Commitment fees	401	641
Deposits	316	31
Other	8,599	2,260

Total other assets	$55,655	$57,989